FAIR VALUE OF FINANCIAL INSTRUMENTS - Not Measured at Fair Value (Details) - USD ($) $ in Millions	Dec. 31, 2022	Dec. 31, 2021	Dec. 31, 2020
Fair Value Disclosure, Asset and Liability, Not Measured at Fair Value [Line Items]
Total, net of allowance	$ 5,888	$ 390
Financing Receivable, after Allowance for Credit Loss, Noncurrent	1,144	294
Separately managed accounts	127	0
Assets	43,458	11,577	$ 1,414
Other Long-Term Debt, Noncurrent	3,652	693
Notes Payable	151	0
Liabilities, Total	39,193	10,232	$ 1,285
Portion at Other than Fair Value Measurement
Fair Value Disclosure, Asset and Liability, Not Measured at Fair Value [Line Items]
Total, net of allowance	5,888
Financing Receivable, after Allowance for Credit Loss, Noncurrent	1,144
Loans, Gross, Insurance Policy	374
Separately managed accounts	127
Assets	7,533	684
Other Long-Term Debt, Noncurrent	3,652
Notes Payable	151	151
Liabilities, Total	3,803	844
Fair Value
Fair Value Disclosure, Asset and Liability, Not Measured at Fair Value [Line Items]
Total, net of allowance	5,637	392
Financing Receivable, after Allowance for Credit Loss, Noncurrent	1,086	297
Loans, Gross, Insurance Policy	374
Separately managed accounts	127	0
Assets	7,224
Other Long-Term Debt, Noncurrent	3,625	693
Notes Payable	151	$ 151
Liabilities, Total	$ 3,776